Segment Reporting - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reportable segments [line items]
Exceptional items excluded from depreciation and amortisation			$ 212
Exceptional items excluded from impairment losses			5
Exceptional items	(952)	(566)	(636)
Other income	393	247	662
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Exceptional items	19	(27)	(51)
Group and unallocated items/eliminations [member] | Samarco dam failure [member]
Disclosure of reportable segments [line items]
Exceptional items	(31)	(27)	(51)
Other income	$ 50